Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	29 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Jun. 15, 2022	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Apr. 30, 2020	Oct. 31, 2019	Apr. 30, 2019	Oct. 31, 2018	Apr. 30, 2018	Oct. 31, 2017	Apr. 30, 2017	Oct. 31, 2016	Apr. 30, 2016	Oct. 31, 2015	Apr. 30, 2015	Oct. 31, 2014
C000092932 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Preferred Securities and Income Fund - Class A (w/max 4.50% sales charge)
Account Value		$ 15,704	$ 15,704	$ 15,704	$ 15,704	$ 14,576	$ 13,012	$ 12,920	$ 13,082		$ 14,063	$ 15,273	$ 14,862	$ 13,769	$ 12,597	$ 13,563	$ 12,773	$ 12,140	$ 12,236	$ 12,358	$ 11,755	$ 11,336	$ 10,670	$ 10,502	$ 10,384	$ 10,000
Average Annual Return, Percent		15.02%		2.00%	4.14%
C000092932 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Preferred Securities and Income Fund - Class A (without sales charge)
Average Annual Return, Percent		20.44%		2.94%	4.62%
C000092933 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Preferred Securities and Income Fund - Class C (w/max 1.00% contingent deferred sales charge)
Account Value		$ 14,632	14,632	$ 14,632	$ 14,632	13,639	12,218	12,170	12,369		13,341	14,543	14,200	13,210	12,125	13,100	12,375	11,803	11,935	12,088	11,537	11,168	10,551	10,423	10,345	10,000
Average Annual Return, Percent		18.57%		2.21%	3.88%
C000092933 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Preferred Securities and Income Fund - Class C (without sales charge)
Average Annual Return, Percent		19.57%		2.21%	3.88%
C000092934 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Preferred Securities and Income Fund - Class F
Account Value		$ 15,869	15,869	$ 15,869	$ 15,869	14,725	13,130	13,032	13,187		14,177	15,394	14,984	13,883	12,692	13,640	12,836	12,195	12,290	12,406	11,780	11,358	10,687	10,515	10,388	10,000
Average Annual Return, Percent		20.63%		3.04%	4.73%
C000092935 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Preferred Securities and Income Fund - Class I
Account Value		$ 16,156	16,156	$ 16,156	$ 16,156	14,974	13,342	13,225	13,374		14,358	15,565	15,130	14,000	12,787	13,776	12,951	12,293	12,368	12,464	11,828	11,399	10,716	10,533	10,402	10,000
Average Annual Return, Percent		20.92%		3.22%	4.91%
C000092936 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Preferred Securities and Income Fund - Class R3
Account Value		$ 15,265	15,265	$ 15,265	$ 15,265	14,197	12,682	12,607	12,782		13,769	14,976	14,596	13,549	12,409	13,373	12,608	12,003	12,113	12,250	11,671	11,273	10,623	10,478	10,373	10,000
Average Annual Return, Percent		20.19%		2.66%	4.32%
C000092938 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust/Confluence Small Cap Value Fund - Class A (w/max 5.50% sales charge)
Account Value		$ 16,554	16,554	$ 16,554	$ 16,554	15,667	13,850	15,089	14,857		15,536	17,825	17,922	12,853	12,320	14,872	14,747	14,195	14,161	13,627	12,548	10,852	10,411	10,122	10,249	10,000
Average Annual Return, Percent		12.98%		1.02%	4.58%
C000092938 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust/Confluence Small Cap Value Fund - Class A (without sales charge)
Average Annual Return, Percent		19.54%		2.17%	5.17%
C000092939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust/Confluence Small Cap Value Fund - Class C (w/max 1.00% contingent deferred sales charge)
Account Value		$ 15,331	15,331	$ 15,331	$ 15,331	14,564	12,926	14,139	13,970		14,665	16,887	17,033	12,222	11,792	14,321	14,243	13,728	13,746	13,284	12,267	10,663	10,272	10,033	10,229	10,000
Average Annual Return, Percent		17.64%		1.38%	4.37%
C000092939 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust/Confluence Small Cap Value Fund - Class C (without sales charge)
Average Annual Return, Percent		18.64%		1.38%	4.37%
C000092941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust/Confluence Small Cap Value Fund - Class I
Account Value		$ 16,898	16,898	$ 16,898	$ 16,898	15,974	14,100	15,346	15,094		15,763	18,066	18,131	12,975	12,397	14,914	14,782	14,183	14,134	13,598	12,563	10,880	10,416	10,124	10,271	10,000
Average Annual Return, Percent		19.87%		2.54%	5.39%
C000118178 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Short Duration High Income Fund - Class A (w/max 3.50% sales charge)
Account Value		$ 14,248	14,248	$ 14,248	$ 14,248	13,668	12,941	12,585	12,087		12,658	12,828	12,679	12,007	11,366	11,764	11,739	11,414	11,250	11,123	10,922	10,613	10,254	10,063	10,240	10,000
Average Annual Return, Percent		6.47%		3.22%	3.24%
C000118178 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Short Duration High Income Fund - Class A (without sales charge)
Average Annual Return, Percent		10.31%		3.96%	3.60%
C000121471 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Short Duration High Income Fund - Class C (w/max 1.00% contingent deferred sales charge)
Account Value		$ 13,223	13,223	$ 13,223	$ 13,223	12,735	12,109	11,820	11,394		11,979	12,185	12,089	11,497	10,924	11,342	11,359	11,080	10,962	10,879	10,722	10,457	10,140	9,993	10,207	10,000
Average Annual Return, Percent		8.45%		3.17%	2.83%
C000121471 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Short Duration High Income Fund - Class C (without sales charge)
Average Annual Return, Percent		9.45%		3.17%	2.83%
C000121472 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Short Duration High Income Fund - Class I
Account Value		$ 14,612	14,612	$ 14,612	$ 14,612	13,997	13,236	12,856	12,335		12,901	13,064	12,890	12,199	11,527	11,922	11,876	11,533	11,354	11,207	10,991	10,667	10,293	10,093	10,252	10,000
Average Annual Return, Percent		10.58%		4.20%	3.87%
C000232961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Managed Municipal Fund - Class I
Account Value		$ 11,020	$ 11,020	$ 11,020	$ 11,020	10,743	9,984	10,359	9,716	$ 10,000
Average Annual Return, Percent		10.38%	4.17%
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Account Value		$ 11,593	$ 11,593	$ 11,593	$ 11,593	10,994	10,474	11,158	10,437		11,206	12,378	12,249	12,438	12,282	11,713	11,080	10,504	10,524	10,725	10,558	10,629	10,471	10,184	10,194	10,000
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,298	32,298	$ 32,298	$ 32,298	28,369	23,429	23,196	21,617		22,852	25,894	23,587	17,995	15,629	16,337	15,793	14,395	14,016	13,504	12,398	10,892	10,455	10,449	10,474	10,000
Average Annual Return, Percent		37.86%		14.60%	12.44%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 10,909	$ 10,909	$ 10,909	$ 10,909	10,646	9,944	10,429	9,688	10,000
Average Annual Return, Percent		9.70%	3.73%
ICE BofA US Investment Grade Institutional Capital Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US Investment Grade Institutional Capital Securities Index
Account Value		$ 15,970	$ 15,970	$ 15,970	$ 15,970	14,956	13,557	13,645	12,804		13,662	14,821	14,571	13,914	12,880	13,190	12,302	11,579	11,578	11,818	11,320	11,006	10,449	10,272	10,365	10,000
Average Annual Return, Percent		17.82%		3.90%	4.79%
Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Index
Account Value		$ 16,096	16,096	$ 16,096	$ 16,096	15,281	14,212	13,830	13,035		13,491	13,958	13,636	12,736	11,548	12,472	12,276	11,825	11,639	11,516	11,209	10,754	10,115	9,923	10,190	10,000
Average Annual Return, Percent	[1]	13.52%		5.23%	4.87%
Blended S000030198 Index [Member]
Account Value [Line Items]
Average Annual Return, Percent	[2]	20.56%		2.84%	4.76%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Account Value		$ 20,280	20,280	$ 20,280	$ 20,280	18,176	15,392	15,941	17,089		17,324	19,142	18,545	11,651	10,362	13,534	13,606	13,112	13,314	13,190	12,498	10,568	9,827	9,712	10,205	10,000
Average Annual Return, Percent		31.77%		8.42%	7.33%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Account Value		$ 21,460	21,460	$ 21,460	$ 21,460	19,154	16,007	16,901	17,505		17,538	21,487	21,097	14,249	12,062	14,270	14,427	13,603	13,792	13,355	12,365	10,446	9,843	10,034	10,465	10,000
Average Annual Return, Percent		34.07%		8.50%	7.94%
ICE BofA US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Constrained Index
Account Value		$ 15,939	15,939	$ 15,939	$ 15,939	14,906	13,680	13,685	12,930		13,548	14,601	14,257	13,184	11,881	12,871	12,541	11,882	11,753	11,780	11,383	10,794	10,017	9,797	10,152	10,000
Average Annual Return, Percent		16.49%		4.37%	4.77%
Morningstar LSTA US Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar® LSTA® US Leveraged Loan Index
Account Value		$ 16,169	16,169	$ 16,169	$ 16,169	15,511	14,626	13,843	13,081		$ 13,396	$ 13,315	$ 13,013	$ 12,277	$ 11,210	$ 12,072	$ 12,005	$ 11,759	$ 11,517	$ 11,248	$ 11,027	$ 10,705	$ 10,206	$ 10,047	$ 10,228	$ 10,000
Average Annual Return, Percent		10.56%		6.02%	4.92%
Bloomberg Municipal Bond 5 15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond 5-15 Year Index
Account Value		$ 10,840	$ 10,840	$ 10,840	$ 10,840	$ 10,659	$ 10,028	$ 10,492	$ 9,765	$ 10,000
Average Annual Return, Percent		8.10%	3.45%

[1]	The Blended Index return is a 50/50 split between the ICE BofA US High Yield Constrained Index and the Morningstar® LSTA® US Leveraged Loan Index returns.
[2]	The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index.